Borrowings - Movements of Liabilities Reconcile to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Movements of liabilities reconcile to cash flows arising from financing activities
Proceeds from borrowings	€ 0	€ 562
Repayment of borrowings	€ (1,128)	€ (1,649)